Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Commitments and Contingencies

38. COMMITMENTS AND CONTINGENCIES
A) Commitments
Cenovus has entered into various commitments in the normal course of operations. Commitments that have original maturities less than one year are excluded from the table below. Future payments for the Company’s commitments are below:

As at December 31, 2023	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	2,018	1,927	1,680	1,663	1,641	15,738	24,667
Product Purchases	617	—	—	—	—	—	617
Real Estate	57	57	59	63	58	604	898
Obligation to Fund HCML	94	94	94	89	52	90	513
Other Long-Term Commitments (3)	417	194	184	175	166	965	2,101
Total Commitments	3,203	2,272	2,017	1,990	1,917	17,397	28,796

As at December 31, 2022	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	1,747	2,011	1,542	1,416	1,360	13,005	21,081
Product Purchases	1,626	1,509	922	922	922	3,457	9,358
Real Estate	48	50	50	50	54	604	856
Obligation to Fund HCML	92	105	96	96	91	143	623
Other Long-Term Commitments	381	90	75	74	65	395	1,080
Total Commitments	3,894	3,765	2,685	2,558	2,492	17,604	32,998
(1)Includes transportation commitments that are subject to regulatory approval or were approved, but are not yet in service of $13.0 billion (December 31, 2022 – $9.1 billion). Terms are up to 20 years on commencement. Estimated tolls are subject to change pending review by the Canada Energy Regulator.
(2)As at December 31, 2023, includes $2.1 billion related to long-term transportation and storage commitments with HMLP (December 31, 2022 – $2.2 billion).
(3)The Company acquired $538 million of commitments as part of the Toledo Acquisition on February 28, 2023.
There were outstanding letters of credit aggregating to $364 million (December 31, 2022 – $490 million) issued as security for financial and performance conditions under certain contracts. Subsequent to December 31, 2023, Cenovus entered into a new transportation commitment for $587 million.
B) Contingencies
Legal Proceedings
Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its Consolidated Financial Statements.
Income Tax Matters
The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.